LOSS PER SHARE (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 shares
Loss Per Share 1	1,425,416
Loss Per Share 2	200,000
Loss Per Share 3	200,000
Loss Per Share 4	899,795
Loss Per Share 5	98,741